Subsidiaries	12 Months Ended
Dec. 31, 2022
Subsidiaries [Abstract]
Subsidiaries

Note 9 – Subsidiaries

A.	Details in respect of subsidiaries

Presented hereunder is a list of the Group’s subsidiaries:

Name of company	Principal location of the company’s activity	2021	2022
Nano Dimension Technologies Ltd.	Israel	100%	100%
Nano Dimension IP Ltd.	Israel	100%	100%
Nano Dimension USA Inc.	USA	100%	100%
Nano Dimension (HK) Limited	Asia-Pacific	100%	100%
Nano Dimension GmbH	Germany	100%	100%
J.A.M.E.S GmbH (1)	Germany	50%	50%
DeepCube Ltd. (2)	Israel	100%	(* )
NanoFabrica Ltd. (3)	Israel	100%	(* )
Essemtec AG (4)	Switzerland	100%	100%
Nano Dimension Swiss GmbH (5)	Switzerland	100%	100%
Global Inkjet Systems Ltd. (6)	UK	—%	100%
Formatec Holding B.V. (6)	Netherlands	—%	100%

(1)	On June 30, 2021, the Company signed an agreement with Hensoldt AG, under which the two companies agreed to jointly own and manage a joint venture company, named J.A.M.E.S GmbH (“JAMES”). The object of JAMES is the development of an electronic designer’s community that will exchange designs and methodologies for manufacturing, component integration, and materials for Printed Electronics (PE) and Additively Manufactured Electronics (“AME”). Although the Company owns 50% of JAMES and has 50% of their voting power, the Company’s management has determined that the Company controls JAMES, by virtue of an agreement with JAMES’s other shareholder (50%). This agreement gives the company the current ability to direct relevant activities of JAMES, among other things by giving the Company a casting vote in JAMES’s advisory board, which is the governing body that directs the relevant activities.

(2)	On April 22, 2021, the Group acquired 100% of the shares and voting interests in DeepCube. DeepCube operates in Machine Learning/Deep Learning (ML/DL) technology.
(3)	On April 26, 2021, the Group acquired 100% of the shares and voting interests in NanoFabrica. NanoFabrica operates in the additive manufacturing (AM) industry.
(4)	On November 2, 2021, the Group acquired 100% of the shares and voting interests in Essemtec. Essemtec produces equipment for placing and assembling electronic components on printed circuit boards.
(5)	Nano Dimension Swiss was incorporated by the Company in 2021 and its main activity is holding a property in Switzerland, which is rented to Essemtec.
(6)	See note 9B.
(*)	During 2022, the company has completed a merger of two of its subsidiaries, that are located in Israel. Nano Fabrica and DeepCube were merged into Nano Dimension Technologies (“Nano Dimension Technologies Ltd”). The merger was approved by the Israeli tax authorities.

B.	Acquisition of subsidiaries

Business combinations during 2022

(1)	Acquisition of GIS

On January 4, 2022, the Company acquired 100% of the shares and voting interests in GIS, a company incorporated under the laws of England & Wales. GIS is a developer and supplier of high-performance control electronics, software, and ink delivery systems. Taking control of GIS will enable the Group access to GIS’s technology and software, and will enable faster product development.

From the date of the acquisition until December 31, 2022, GIS contributed revenue of $11,726 and net loss of $25,402 to the Group’s results. If the acquisition had occurred on January 1, 2022, there would be no material differences to these amounts.

Consideration transferred

The following table summarizes the acquisition date fair value of each major class of consideration:

Cash	23,568
Deferred consideration	772
Earn-out cash consideration – Contingent consideration	5,196
Total consideration transferred	29,536

a)	Deferred consideration

The Company will pay GIS’s selling shareholders the amount of GBP 1,000 thousand (as of January 4, 2022, approximately $1,349) on April 1, 2024. The deferred consideration for shareholders who represent approximately 39% of the selling shareholders is contingent on their continued employment. Therefore, this amount is not part of the business combination, but of the employee benefits as described in note 18. Regarding the amendment of the Share Purchase Agreement in respect of deferred consideration see below.

b)	Earn-out cash consideration – Contingent Consideration

The Company will pay GIS’s selling shareholders earn-out payments, depending on certain targets, in an aggregate amount of up to GBP 7,000 thousand (“GIS earn-out consideration”) as follows:

(i)

EBITDA based earn-out (maximum of up to GBP 1,000 thousand of the GIS earn-out consideration) – In the event that GIS generates, during the fiscal year ending on March 31, 2022, EBITDA of at least GBP 396,458 (as of January 4, 2022, approximately $535) (“GIS EBITDA target”).

If the actual amount of EBITDA that was achieved by GIS during this period is equal to or lower than 50% of the GIS EBITDA target, then GIS’s selling shareholders shall not be entitled to receive any portion of the EBITDA based earn-out consideration.

If the actual amount of EBITDA that was achieved by GIS during this period is lower than the GIS EBITDA target but higher than 50% of the GIS EBITDA target, then GIS’s selling shareholders shall be entitled to a portion of the EBITDA-based earn-out consideration based according to this formula:

EBITDA consideration * (1 - (GIS EBITDA target - Actual EBITDA)*2/GIS EBITDA target).

(ii)

Gross profit based earn-out (maximum of up to GPB 3,000 thousand of the GIS earn-out consideration) – In the event that GIS generates, during the fiscal year ending on March 31, 2023, gross profit of at least GBP 6,962,322 (as of January 4, 2022, approximately $9,364) (“GIS gross profit target”).

If the actual gross profit that was achieved by GIS during this period is equal to or lower than GBP 5,569,858 (“GIS gross profit threshold”), then GIS’s selling shareholders shall not be entitled to receive any portion of the gross profit-based earn-out consideration.

If the actual gross profit that was achieved by GIS during this period is lower than GIS gross profit target but higher than the GIS gross profit threshold, then GIS’s selling shareholders shall be entitled to a portion of the GIS gross profit based earn-out consideration according to this formula:

Profit consideration * (1 - (GIS gross profit target – actual gross profit)*5/GIS gross profit target).

(iii)

Revenues based earn-out (maximum of up to GPB 3,000 thousand of the GIS earn-out consideration) – In the event that GIS generates, during the fiscal year ending on March 31, 2023, revenues of at least GBP 9,537,428 (as of January 4, 2022, approximately $12,869) (“GIS revenues target”).

If the actual revenues that was achieved by GIS during this period is equal to or lower than GBP 8,583,685 (“GIS revenues threshold”), then GIS’s selling shareholders shall not be entitled to receive any portion of the revenues based earn-out consideration.

If the actual revenues that was achieved by GIS during this period is lower than GIS revenues target but higher than the GIS revenues threshold, then GIS’s selling shareholders shall be entitled to a portion of the revenues-based earn-out consideration according to this formula:

GIS revenues consideration * (1 - (GIS revenues target – actual revenues)*10/GIS revenues target).

The earn-out consideration for shareholders who represent approximately 39% of the selling shareholders, is contingent on their continued employment. Therefore, this amount is not part of the business combination, but of the employee benefits as described in note 18.

In August 2022, the Company paid GBP 1,000 thousand ($1,163), after GIS surpassed the GIS EBITDA target.

Regarding the amendment of the GIS share purchase agreement in respect of contingent consideration see below.

Amendment to the deferred and Contingent Consideration

In July 2022, an amendment to the GIS share purchase agreement was signed, in which the terms of the deferred and contingent consideration were updated, as follows:

1) The deferred consideration will amount to GBP 750 thousand and will be paid on March 31, 2023 (except for one selling shareholder, as detailed below). There is no change in the condition that 39% of the selling shareholders are required to continued employment in order to be entitled to this consideration.

2) The remaining contingent consideration that has not yet been paid in the amount of up to GBP 6,000 thousand, will be reduced to amount of GBP 4,500 thousand and will be paid unconditionally on March 31, 2023 (except for one selling shareholder, as detailed below). There is no change in the condition that 39% of the selling shareholders are required to continue employment in order to be entitled to this consideration.

3) One selling shareholder (among the shareholders that are required to the continued employment) will receive his share of the updated deferred consideration on the following dates on the condition he remains employed: approximately GBP 522 thousand on June 30, 2023; approximately GBP 348 thousand on June 30, 2024; approximately GBP 435 thousand on June 30, 2025.

Regarding level 3 measurement of the contingent consideration before the amendment, that is not contingent on continued employment. See Notes 20(d)(2)(b) and 20(d)(3).

c)	Acquisition-related costs

The Group incurred acquisition-related costs of $1,094 of legal fees and due diligence costs. These costs have been included in general and administrative expenses.

Identifiable assets acquired and liabilities assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

Cash and cash equivalents	5,409
Inventories	3,396
Other current assets	1,199
Property and equipment, net	139
Technology	5,924
Customer relationships	548
Goodwill	14,580
Trade accounts payable	(12)
Other accounts payable and accrued expenses	(1,064)
Deferred tax	(583)
Total identifiable net assets acquired	29,536

Measurement of fair value

Below is information regarding the way the group determined the fair value of assets and liabilities recognized as part of the business combination:

a)

Intangible assets

The fair value of the technology asset is determined using the multi-period excess earnings method, whereby the subject asset is valued by the discounted net cash flows expected to be generated by the technology, after deducting a fair return on all other assets that are part of creating the related cash flows. The fair value of customer relationship asset is based on the cost saving method, whereby the subject asset is valued by the discounted estimated payments that are expected to be avoided as a result of the customer relationship being owned.

b)

Inventories

The fair value of inventories is determined based on estimated selling price in the ordinary course of business less estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.

c)	Deferred revenues The fair value of deferred revenues is determined based on estimated costs to be incurred in order to fulfill the performance obligation exists.

The aggregate cash flows derived for the Group as a result of the acquisition:

Cash and cash equivalents paid	(23,568)
Cash and cash equivalents of the Subsidiary	5,409
(18,159)

Goodwill

The goodwill is attributable mainly to the skills and technical talent of GIS’s work force, its technology and the synergies expected to be achieved from integrating GIS into the Group’s existing 3D Technologies and business. None of the goodwill recognized is expected to be deductible for tax purposes.

(2)	Acquisition of Formatec Holding

On July 7, 2022, the Group acquired 100% of the shares and voting interests in Formatec Holding. Formatec Holding is the owner of two Dutch companies: Admatec Europe B.V. (“Admatec”) and Formatec Technical Ceramics B.V. (“Formatec”). Admatec and Formatec operate in the field of 3D printing of non-electronic components from ceramic and metallic materials. Admatec is a manufacturer and marketer of these types of 3D printers and provides various services in this field of printing. Formatec develops and sells printers and materials and provides printing services to customers, both of models and of final products (which may also be produced using traditional systems, and not necessarily using 3D printing). Taking control of Formatec Holding will enable the Group access to Admatec’s and Formatec’s technology and customers, and benefit from its experienced scientists and engineers.

From the date of the acquisition until December 31, 2022, Formatec Holding contributed revenue of $2,647 and loss of $12,293 to the Group’s results. If the acquisition had occurred on January 1, 2022, the unaudited consolidated pro forma revenue would have been $4,802, and the unaudited consolidated pro forma loss for the year would have been $12,347 (after impairment). In determining these amounts, management has assumed that the fair value adjustments, determined provisionally, that arose on the date of acquisition would have been the same if the acquisition had occurred on January 1, 2022.

Consideration transferred

The total consideration for the purchased Formatec Holding shares was paid in cash in the amount of approximately $13,611.

The Group incurred acquisition-related costs of $888 of legal fees and due diligence costs. These costs have been included in general and administrative expenses.

Identifiable assets acquired and liabilities assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

Cash and cash equivalents	712
Trade and other receivables	691
Inventory	827
Property and equipment, net	480
Right-of-use assets	627
Deferred tax asset	857
Customer relationships	1,690
Intangible assets	3,237
Goodwill	7,470
Trade and other payables	(1,275)
Lease liability	(434)
Deferred tax liabilities	(1,271)
Total identifiable net assets acquired	13,611

Measurement of fair value

The fair value of the intangible assets (Customer relationships, Technology and Backlog) is determined using the multi-period excess earnings method, whereby the subject asset is valued by the discounted net cash flows expected to be generated by the intangible asset, after deducting a fair return on all other assets that are part of creating the related cash flows.

The aggregate cash flows derived for the Group as a result of the acquisition:

Cash and cash equivalents paid	(13,611)
Cash and cash equivalents of the Subsidiary	712
(12,899)

Goodwill

The goodwill is attributable mainly to the skills and technical talent of Admatec’s and Formatec’s work force, their technology and the synergies expected to be achieved from integrating Admatec and Formatec into the Group’s existing business. Admatec and Formatec fit the Group’s target markets, and the combined offering will increase the number of applications that can be relevant for mass manufacturing. None of the goodwill recognized is expected to be deductible for tax purposes.

Business combinations during 2021

(3)	Acquisition of DeepCube

On April 22, 2021, the Group acquired 100% of the shares and voting interests in DeepCube. DeepCube operates in the Machine Learning/Deep Learning (ML/DL) industry. Taking control of DeepCube enabled the Group access to DeepCube’s unique technology, and to benefit from its experienced scientists and engineers.

The founders of DeepCube are directors of the Company, and they continue to serve as directors of the Company after completion of DeepCube’s acquisition. One of the founders also continue working at DeepCube, in the role of Chief Technology Officer.

Consideration transferred

The following table summarizes the acquisition date fair value of each major class of consideration:

Cash	40,082
Equity instruments (2,535,218 ordinary shares) – with holdback restrictions	16,328
Replacement of share-based payment awards	734
Share price protection	9,550
Total consideration transferred	66,694

a)	Equity instruments issued

The fair value of the ordinary shares issued was based on the listed share price of the Company at the date of acquisition, with discounts for lack of marketability as a result of holdback restrictions.

In accordance with the terms of the acquisition agreement, additional ordinary shares of the Company will be issued to one founder of DeepCube, with a share price protection mechanism. The granting of these shares is subject to conditions related to the continued employment of the founder. Hence these shares were not taken as part of the consideration for the business combination. The fair value of those shares, with the share price protection mechanism, was estimated at $7,347, and are recognized as post-acquisition compensation cost. For further details on the replacement awards, see Note 19(C).

b)	Replacement of share-based payment awards

In accordance with the terms of the acquisition agreement, the Group exchanged equity-settled share-based payment awards held by employees of DeepCube (the acquiree’s awards) for equity settled share-based payment awards of the Company (the replacement awards). The details of the acquiree’s awards and replacement awards were as follows.

The acquiree’s awards were granted during the years 2018 to 2021 and were generally subject to a 4-years vesting schedule. The replacement awards were granted on the acquisition date, and are subject to a 3-years vesting schedule.

The fair value of the acquiree’s awards and the fair value of the replacement awards at the date of acquisition was $2,171. The consideration for the business combination includes $734 transferred to employees of DeepCube when the acquiree’s awards were substituted by the replacement awards, which relates to past service. The balance of $1,437 was recognized as post-acquisition compensation cost. For further details on the replacement awards, see Note 19(C).

c)	Share price protection

DeepCube’s shareholders, who hold 2,535,218 ordinary shares of the Company, had a price protection for a period of twelve months, based on a per share protection price which is the volume weighted average of the closing sale prices for one share of the Company as quoted on the Nasdaq over the thirty days immediately prior to the closing date, multiplied by 0.7. The fair value of the share price protection was measured using a Monte Carlo simulation analysis. On April 2022, the company paid DeepCube’s shareholders an amount of $6,355 for the share price protection and the liability was resolved.

d)	Acquisition-related costs

The Group incurred acquisition-related costs of $177 of legal fees and due diligence costs. These costs were included during 2021 in general and administrative expenses.

Identifiable assets acquired and liabilities assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

Cash and cash equivalents	2,691
Restricted cash	105
Other current assets	218
Property and equipment, net	701
Right-of-use asset	948
Technology	21,680
Goodwill	43,989
Trade accounts payable	(94)
Employees and related	(373)
Other current liabilities	(30)
Deferred taxes	(2,193)
Lease liability	(948)
Total identifiable net assets acquired	66,694

Measurement of fair value

For the valuation of the technology asset, the income approach: multi-period excess earnings method (“MEEM”) was used. The value of the asset was estimated based on the present value of the after-tax cash flows attributable only to that intangible asset. The MEEM approach comprises the following steps: (a) Forecasting revenues attributable solely to DeepCube’s technology; (b) Applying an appropriate operating margin to forecast sales; (c) Applying an appropriate tax charge to estimate post-tax cash flows; (d) Applying post-tax contributory asset charges to reflect the return required on other assets that contribute to the generation of the forecast cash flows; (e) Discounting the resulting net post-tax cash flows, using an appropriate discount rate to arrive at the net present value; and (f) Adding an amortization benefit based on the technology’s remaining useful life.

The aggregate cash flows derived for the Group as a result of the acquisition:

Cash and cash equivalents paid	(40,082)
Cash and cash equivalents of the Subsidiary	2,691
(37,391)

Goodwill

The goodwill was attributable mainly to the skills and technical talent of DeepCube’s work force, its technology and the synergies expected to be achieved from integrating DeepCube into the Group’s existing 3D Technologies and business. None of the goodwill recognized was expected to be deductible for tax purposes.

(4)	Acquisition of NanoFabrica

On April 26, 2021, the Group acquired 100% of the shares and voting interests in NanoFabrica. NanoFabrica operates in the additive manufacturing (AM) industry. Taking control of NanoFabrica will enable the Group access to NanoFabrica’s micron-resolution technology, and benefit from its experienced scientists and engineers.

Consideration transferred

The following table summarizes the acquisition date fair value of each major class of consideration:

Cash	22,977
Deferred payment	1,123
Earn-out cash consideration – contingent consideration	1,367
Equity instruments (2,249,232 ordinary shares)	19,614
Equity instruments (262,070 ordinary shares) – with holdback restrictions	1,873
Replacement of share-based payment awards	171
Total consideration transferred	47,125

a)	Earn-out cash consideration – Contingent Consideration

The Company will pay NanoFabrica’s founders earn-out payments, depending on certain targets, in an aggregate amount of up to $3,362 (“NanoFabrica earn-out consideration”) as follows:

i.	Revenue based earn-out (50% of NanoFabrica earn-out consideration) – In the event that NanoFabrica generates, during the period commencing on June 1, 2021 and ending on May 31, 2022, revenues of at least $2,800 (“NanoFabrica Revenues Target”).

If the actual amount of revenue that was achieved by NanoFabrica during this period is equal to or lower than 75% of the NanoFabrica Revenues Target, then NanoFabrica’s founders shall not be entitled to receive any portion of the NanoFabrica revenue based earn-out consideration. If the actual amount of revenue that was achieved by NanoFabrica during this period is lower than the NanoFabrica revenues target but higher than 75% of the NanoFabrica revenues target, then the founders shall be entitled to a portion of the revenue-based earn-out based on this formula: NanoFabrica revenue consideration - (NanoFabrica revenue consideration * (1-revenues/NanoFabrica revenues target)*4).

ii.	Gross margin based earn-out (50% of NanoFabrica earn-out consideration) – In the event that NanoFabrica generates, during the period commencing on June 1 ,2021 and ending on May 31, 2022, gross margin of at least $1,740 (“NanoFabrica gross margin target”).

If the gross margin that was achieved by NanoFabrica during this period is equal to or lower than 41.33% of the NanoFabrica gross margin target, then NanoFabrica’s founders shall not be entitled to receive any portion of the gross margin-based earn-out consideration. If the gross margin that was achieved by NanoFabrica during this period is lower than the NanoFabrica gross margin target but higher than 41.33% of the NanoFabrica gross margin target then the founders shall be entitled to a portion of the gross margin-based earn-out consideration based on this formula: NanoFabrica gross margin consideration - (gross margin consideration * (1-margin/62%)*3).

The Group has included $1,367 as contingent consideration related to the additional consideration, which represents its fair value at the date of acquisition. The fair value of the contingent consideration was measured using a Monte Carlo simulation analysis. Against this liability, the Group has deposited in escrow an amount of approximately $3,362. As of December 31, 2021, the contingent consideration was reduced to zero, due to lack of expectations for meeting the targets. In 2022, NanoFabrica did not meet the targets, additional consideration was not paid and the amount that was held in escrow was returned to the Company.

b)	Equity instruments issued

The fair value of the ordinary shares issued was based on the listed share price of the Company at the date of acquisition. Some of the shares are subject to holdback restrictions, and were measured with discounts for lack of marketability.

In accordance with the terms of the acquisition agreement, additional ordinary shares of the Company will be issued to two founders of NanoFabrica, with a share price protection mechanism. The granting of these shares is subject to conditions related to the continued employment of the founders. Hence these shares were not taken as part of the consideration for the business combination. The fair value of those shares, with the share price protection mechanism, is estimated at $10,941, and will be recognized as post-acquisition compensation cost. For further details on the replacement awards, see Note 19.

c)	Replacement of share-based payment awards

In accordance with the terms of the acquisition agreement, the Group exchanged equity-settled share-based payment awards held by employees of NanoFabrica (the acquiree’s awards) for equity settled share-based payment awards of the Company (the replacement awards). The details of the acquiree’s awards and replacement awards were as follows.

The acquiree’s awards were granted during the years 2017 to 2020, and were generally subject to a 4-year vesting schedule. The replacement awards were granted on the acquisition date, and are subject to a 3-year vesting schedule.

The fair value of the acquiree’s awards and the fair value of the replacement awards at the date of acquisition was $633. The consideration for the business combination included $171 transferred to employees of NanoFabrica when the acquiree’s awards were substituted by the replacement awards, which relates to past service. The balance of $462 was recognized as post-acquisition compensation cost. For further details on the replacement awards, see Note 19.

d)	Acquisition-related costs

The Group incurred acquisition-related costs of $230 on legal fees and due diligence costs. These costs were included in general and administrative expenses in 2021.

Identifiable assets acquired and liabilities assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

Cash and cash equivalents	2,218
Restricted cash	44
Prepaid expenses and other receivables	102
Inventory	130
Property and Equipment, net	654
Backlog	190
Technology	14,211
Goodwill	33,029
Trade payables	(195)
Other accounts payable and accrued expenses	(694)
Deferred taxes	(1,669)
Long term liabilities	(895)
Total identifiable net assets acquired	47,125

Measurement of fair value

For the valuation of the technology asset, the income approach: MEEM was used. The value of the asset is estimated based on the present value of the after-tax cash flows attributable only to that intangible asset. The MEEM approach comprises the following steps: (a) Forecasting revenues attributable solely to NanoFabrica’s technology; (b) Applying an appropriate operating margin to forecast sales; (c) Applying an appropriate tax charge to estimate post-tax cash flows; (d) Applying post-tax contributory asset charges to reflect the return required on other assets that contribute to the generation of the forecast cash flows; (e) Discounting the resulting net post-tax cash flows, using an appropriate discount rate to arrive at the net present value; and (f) Adding an amortization benefit based on the technology’s remaining useful life.

The aggregate cash flows derived for the Group as a result of the acquisition:

Cash and cash equivalents paid	(22,977)
Cash and cash equivalents of the Subsidiary	2,218
(20,759)

Goodwill

The goodwill was attributable mainly to the skills and technical talent of NanoFabrica’s work force, its technology and the synergies expected to be achieved from integrating NanoFabrica into the Group’s existing business. NanoFabrica fits the Group’s target markets, and the combined offering will increase the number of applications that can be relevant for mass manufacturing. None of the goodwill recognized was expected to be deductible for tax purposes.

(5)	Acquisition of Essemtec

On November 2, 2021, the Group acquired 100% of the shares and voting interests in Essemtec. Essemtec is a Swiss company, that produces equipment for placing and assembling electronic components on printed circuit boards. Taking control of Essemtec will enable the Group to enhance product lines of both companies, and benefit from Essemtec’s experienced scientists and engineers.

Consideration transferred

The following table summarizes the acquisition date fair value of each major class of consideration:

Cash	15,152
Shareholder’s loans	(2,681)
Earn-out cash consideration – Contingent consideration	8,792
Total consideration transferred	21,263

a)	Shareholder’s loan

Comprised of two loans – one of approximately $1,095, bearing interest of 3%, and the other of approximately $1,586, bearing interest of 1%.

b)	Earn-out cash consideration – Contingent Consideration

The Company will pay Essemtec’s shareholders earn-out payments, depending on certain targets, in an aggregate amount of up to CHF 8,900 (“Essemtec earn-out consideration”) as follows:

i.	EBITDA based earn-out (maximum of up to CHF 3,500 of the earn-out consideration) – In the event that Essemtec generates, during the fiscal year ending on December 31, 2021, EBITDA of at least CHF 2,000 (“Essemtec EBITDA target”).

If the actual amount of EBITDA that was achieved by Essemtec during this period is equal to or lower than 50% of the Essemtec EBITDA target, then Essemtec’s shareholders shall not be entitled to receive any portion of the EBITDA based earn-out consideration. If the actual amount of EBITDA that was achieved by Essemtec during this period is lower than the Essemtec EBITDA Target but higher than 50% of the Essemtec EBITDA Target, then Essemtec’s shareholders shall be entitled to a portion of the EBITDA earn-out based on this formula: EBITDA consideration * (1 - (Essemtec EBITDA Target - Actual EBITDA)*2/Essemtec EBITDA Target).

On May 2022, the Company paid CHF 3,500 ($3,644), after Essemtec surpassed the Essemtec EBITDA target.

ii.	Gross profit based earn-out (maximum of up to CHF 5,400 (as for December 31, 2022, approximately $5,841) of the Earn-Out Consideration) – In the event that Essemtec generates, during the fiscal year ending on December 31, 2022, gross profit of at least CHF 10,702,683 (as for December 31, 2022, approximately $11,576) (“Essemtec gross profit threshold”), the earn-out consideration will be paid as follows:

If the actual gross profit that was achieved by Essemtec during this period is equal to CHF 13,378,298 (as for December 31, 2022, approximately $14,470) (“Essemtec gross profit target”), then Essemtec’s shareholders shall be entitled to receive a gross profit based earn-out consideration of CHF 4,500 (as for December 31, 2022, approximately $4,867).

If the actual gross profit that was achieved by Essemtec during this period is lower than the Essemtec gross profit target but higher than the Essemtec gross profit threshold, then Essemtec’s shareholders shall be entitled to a portion of the gross profit earn-out based on this formula: CHF 4,500 thousand * (1 - (Essemtec gross profit target - Actual Gross Profit)*5/Essemtec gross profit target).

If the actual gross profit that was achieved by Essemtec during this period is greater than the Essemtec gross profit target, then Essemtec’s shareholders shall be entitled to a portion of the gross profit earn-out based on this formula (but not more than CHF 5,400 thousand): CHF 4,500 thousand * (1 + (Actual Gross Profit - Essemtec gross profit Target)/Essemtec Gross profit target).

Regarding subsequent measurement of the contingent consideration see note 20(D)(2)(a).

c)	Acquisition-related costs

The Group incurred acquisition-related costs of $230 in legal fees and due diligence costs. These costs have been included in general and administrative expenses.

Identifiable assets acquired and liabilities assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

Cash and cash equivalents	3,221
Trade receivables	2,270
Other short-term receivables	661
Inventories	10,172
Deferred tax assets	994
Property, plant and equipment	1,358
Right-of-use	47
Customer relationships	1,579
Technology	4,096
Trademark	1,085
Goodwill	12,225
Trade payable	(1,454)
Other current liabilities	(4,371)
Long-term liabilities	(6,518)
Shareholder’s loan (see note 9.B(5)(a))	(2,681)
Deferred tax liabilities	(1,374)
Lease liability	(47)
Total identifiable net assets acquired	21,263

The aggregate cash flows derived for the Group as a result of the acquisition:

Cash and cash equivalents paid	(15,152)
Cash and cash equivalents of the Subsidiary	3,221
(11,931)

Goodwill

The goodwill is attributable mainly to the skills and technical talent of Essemtec’s work force, its technology and the synergies expected to be achieved from integrating Essemtec into the Group’s existing business. Essemtec’s present products fit the Group’s markets, in a way that can leverage the distribution channels and go-to-market efforts of both organizations. In addition, the Group’s intention to use its newly acquired deep learning based artificial intelligence technologies from the DeepCube acquisition with Essemtec’s systems. None of the goodwill recognized is expected to be deductible for tax purposes.